Benefit Plans	12 Months Ended
Jun. 30, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
BENEFIT PLANS
BENEFIT PLANS
Retirement Savings Plan
Substantially all U.S. associates participate in the Applied Industrial Technologies, Inc. Retirement Savings Plan. Participants may elect to contribute up to 50% of their compensation, subject to Internal Revenue Code maximums. The Company makes a discretionary profit-sharing contribution to the Retirement Savings Plan generally based upon a percentage of the Company’s U.S. income before income taxes and before the amount of the contribution (5% for fiscal 2012, 2011 and 2010). The Company partially matches 401(k) contributions by participants; this match was suspended from January 1, 2009 to June 30, 2010. The Company’s expense for profit sharing and matching of associates’ 401(k) contributions was $10,866, $11,251 and $4,891 during fiscal 2012, 2011 and 2010, respectively.
Deferred Compensation Plans
The Company has deferred compensation plans that enable certain associates of the Company to defer receipt of a portion of their compensation and non-employee directors to defer receipt of director fees. The Company funds these deferred compensation liabilities by making contributions to rabbi trusts. Assets held in these rabbi trusts consist of investments in money market and mutual funds and Company common stock.
Postemployment Benefit Plans
The Company provides the following postemployment benefits which, except for the Qualified Defined Benefit Retirement Plan, are unfunded:
Supplemental Executive Retirement Benefits Plan
The Company has a non-qualified pension plan to provide supplemental retirement benefits to certain officers. Benefits are payable beginning at retirement and determinable at retirement based upon a percentage of the participant’s historical compensation. On December 19, 2011, the Executive Organization and Compensation Committee of the Board of Directors froze participant benefits (credited service and final average earnings) and entry into the Supplemental Executive Retirement Benefits Plan (SERP) effective December 31, 2011. This action constituted a plan curtailment. The plan liability was remeasured in conjunction with the curtailment using a 3.5% discount rate and participant final average earnings through the curtailment date. The remeasurement in conjunction with the curtailment resulted in an actuarial loss (recorded in other comprehensive income (loss)) of $302 ($492 loss, net of income tax of $190).
The curtailment is reflected in the Company's consolidated balance sheets as: 1) a reduction to the overall SERP liability (included in postemployment benefits) of $8,860, 2) a reduction to deferred tax assets of $3,411 and 3) an increase in accumulated other comprehensive income (loss) of $5,449. Prior service costs previously recorded through accumulated other comprehensive income (loss) were reclassified into the statements of consolidated income ($3,117 gross expense, net of income tax of $1,200). The gross expense is recorded in selling, distribution and administrative expense in fiscal 2012.
Key Executive Restoration Plan
In fiscal 2012, the Executive Organization & Compensation Committee of the Board of Directors adopted the Key Executive Restoration Plan (KERP), an unfunded, non-qualified deferred compensation plan, to replace the SERP. The Company recorded $128 of expense associated with this plan in fiscal 2012.
Qualified Defined Benefit Retirement Plan
The Company has a qualified defined benefit retirement plan that provides benefits to certain hourly associates at retirement. These associates do not participate in the Retirement Savings Plan. The benefits are based on length of service and date of retirement.
Salary Continuation Benefits
The Company has agreements with certain retirees of acquired companies to pay monthly retirement benefits through fiscal 2020.
Retiree Health Care Benefits
The Company provides health care benefits to eligible retired associates who pay the Company a specified monthly premium. Premium payments are based upon current insurance rates for the type of coverage provided and are adjusted annually. Certain monthly health care premium payments are partially subsidized by the Company. Additionally, in conjunction with a fiscal 1998 acquisition, the Company assumed the obligation for a postretirement medical benefit plan which provides health care benefits to eligible retired associates at no cost to the individual.
The Company uses a June 30 measurement date for all plans.
The following table sets forth the changes in benefit obligations and plan assets during the year and the funded status for the postemployment plans at June 30:

	Pension Benefits		Retiree Health Care Benefits
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of the year	$53,490	$51,114	$4,667	$4,593
Service cost	289	460	30	39
Interest cost	2,047	2,232	237	235
Plan participants’ contributions	—	—	47	37
Benefits paid	(4,144)	(1,856)	(256)	(227)
Amendments	150	151	—	—
Actuarial loss (gain) during year	4,179	1,389	423	(10)
Curtailment	(8,860)	—	—	—
Benefit obligation at end of year	$47,151	$53,490	$5,148	$4,667
Change in plan assets:
Fair value of plan assets at beginning of year	$6,056	$5,229	$—	$—
Actual (loss) gain on plan assets	(30)	984	—	—
Employer contributions	4,557	1,699	209	190
Plan participants’ contributions	—	—	47	37
Benefits paid	(4,144)	(1,856)	(256)	(227)
Fair value of plan assets at end of year	$6,439	$6,056	$—	$—
Funded status at end of year	$(40,712)	$(47,434)	$(5,148)	$(4,667)
The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2012	2011	2012	2011
Amounts recognized in the consolidated balance sheets:
Other current liabilities	$6,018	$4,151	$220	$220
Postemployment benefits	34,694	43,283	4,928	4,447
Net amount recognized	$40,712	$47,434	$5,148	$4,667
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(10,112)	$(15,012)	$398	$892
Prior service cost	(279)	(3,808)	(135)	(274)
Total amounts recognized in accumulated other comprehensive income (loss)	$(10,391)	$(18,820)	$263	$618

The following table provides information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	Pension Benefits
June 30,	2012	2011
Projected benefit obligations	$47,151	$53,490
Accumulated benefit obligations	47,151	43,528
Fair value of plan assets	6,439	6,056

The net periodic costs are as follows:

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2012	2011	2010	2012	2011	2010
Service cost	$289	$460	$574	$30	$39	$52
Interest cost	2,047	2,232	2,911	237	235	259
Expected return on plan assets	(396)	(385)	(351)	—	—	—
Recognized net actuarial loss (gain)	644	1,449	924	(72)	(83)	(87)
Amortization of prior service cost	412	710	797	139	139	148
Recognition of prior service cost upon plan curtailment	3,117	—	—	—	—	—
Net periodic cost	$6,113	$4,466	$4,855	$334	$330	$372

The estimated net actuarial loss and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are $735 and $83, respectively. The estimated net actuarial gain and prior service cost for the retiree health care benefits that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are $(53) and $107, respectively.
Assumptions
The discount rate is used to determine the present value of future payments. In general, the Company’s liability increases as the discount rate decreases and decreases as the discount rate increases. The Company computes a weighted-average discount rate taking into account anticipated plan payments and the associated interest rates from the Citigroup Pension Discount Yield Curve.
The weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost for the plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2012	2011	2012	2011
Assumptions used to determine benefit obligations at year end:
Discount rate	2.8%	4.5%	4.0%	5.5%
Rate of compensation increase	N/A	5.5%	N/A	N/A
Assumptions used to determine net periodic benefit cost:
Discount rate	3.5%	4.3%	5.5%	5.5%
Expected return on plan assets	7.5%	7.5%	N/A	N/A
Rate of compensation increase	5.5%	5.5%	N/A	N/A

Due to freezing participant benefits in the SERP plan, the rate of compensation increase is no longer applicable. The assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits were 7.5% and 8% as of June 30, 2012 and 2011, respectively, decreasing to 5% by 2018.
A one-percentage point change in the assumed health care cost trend rates would have had the following effects as of June 30, 2012 and for the year then ended:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components of periodic expense	$48	$(39)
Effect on postretirement benefit obligation	854	(701)

Plan Assets
The fair value of each major class of plan assets for the Company’s Qualified Benefit Retirement Plan are valued using quoted market prices in active markets for identical instruments, or Level 1 in the fair value hierarchy. Following are the fair values and target allocation as of June 30:

	Target Allocation	Fair Value
		2012	2011
Asset Class:
Equity securities	40 – 70%	$3,735	$3,876
Debt securities	20 – 50%	2,382	1,756
Other	0 – 20%	322	424
Total	100%	$6,439	$6,056

Equity securities do not include any Company common stock.
The Company has established an investment policy and regularly monitors the performance of the assets of the trust maintained in conjunction with the Qualified Defined Benefit Retirement Plan. The strategy implemented by the trustee of the Qualified Defined Benefit Retirement Plan is to achieve long-term objectives and invest the pension assets in accordance with ERISA and fiduciary standards. The long-term primary objectives are to provide for a reasonable amount of long-term capital, without undue exposure to risk; to protect the Qualified Defined Benefit Retirement Plan assets from erosion of purchasing power; and to provide investment results that meet or exceed the actuarially assumed long-term rate of return. The expected long-term rate of return on assets assumption was developed by considering the historical returns and the future expectations for returns of each asset class as well as the target asset allocation of the pension portfolio.
Cash Flows
Employer Contributions
The Company expects to contribute $6,000 to its pension benefit plans and $240 to its retiree health care benefit plans in 2013. Contributions do not equal estimated future payments as certain payments are made from plan assets.
Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as applicable, are expected to be paid in each of the next five years and in the aggregate for the subsequent five years:

During Fiscal Years	Pension Benefits	Retiree Health Care Benefits
2013	$6,200	$240
2014	5,900	240
2015	5,700	240
2016	4,500	240
2017	1,700	260
2018 through 2022	15,200	1,420